Share-Based Payments - Additional Information (Detail)	1 Months Ended	12 Months Ended							1 Months Ended			12 Months Ended					1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended
	Feb. 06, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Oct. 28, 2011	Oct. 27, 2011	Feb. 29, 2012 VODone Limited	Nov. 04, 2010 VODone Limited CNY	Nov. 04, 2010 VODone Limited HKD	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2010 VODone Limited USD ($)	Dec. 31, 2010 VODone Limited CNY	Dec. 31, 2010 VODone Limited HKD	Oct. 26, 2010 Dragon Joyce Group CNY	Jul. 30, 2010 Dragon Joyce Group CNY	Oct. 27, 2011 Dragon Joyce Group CNY	Dec. 31, 2010 Dragon Joyce Group CNY	Jul. 30, 2010 Dragon Joyce Group CNY	Oct. 31, 2011 3GUU Group	Jan. 03, 2011 3GUU Group CNY	Dec. 31, 2011 3GUU Group CNY	Oct. 29, 2011 3GUU Group CNY	Jan. 03, 2011 3GUU Group CNY	Dec. 31, 2011 3GUU Group USD ($)	Oct. 31, 2010 3GUU Group CNY	Oct. 27, 2011 Dragon Joyce and OWX Holding	Oct. 27, 2011 OWX Holding	Oct. 28, 2011 OWX Holding CNY	Dec. 31, 2010 OWX Holding CNY	Oct. 26, 2010 OWX Holding CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) CNY	Dec. 31, 2011 Restricted Stock Units (RSUs) USD ($)	Aug. 24, 2011 Restricted Stock Units (RSUs) Director	Dec. 31, 2012 Granted To Employees Of VODone CNY	Feb. 28, 2012 2011 Share Option Scheme USD ($) Installment	Feb. 28, 2012 2011 Share Option Scheme CNY	Dec. 31, 2012 2011 Share Option Scheme USD ($)	Dec. 31, 2012 2011 Share Option Scheme CNY	Dec. 31, 2011 2011 Share Option Scheme	Feb. 06, 2012 2011 Share Option Scheme USD ($)	Feb. 06, 2012 2011 Share Option Scheme CNY	Nov. 15, 2011 2011 Share Option Scheme	Feb. 28, 2012 2011 Share Option Scheme Granted To Employees Of VODone USD ($) Installment	Feb. 06, 2012 2011 Share Option Scheme Granted To Employees Of VODone
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares									2,431,592	5,900,000	5,900,000																												2,431,592	23,404,120	23,404,120							2,431,592
Granted, exercise price										1.93	2.25						1,723	1,738					1,708																3.81	$ 0.605								$ 0.605
Vested options, contractual life										3 years	3 years						2 years	2 years					2 years																4 years 1 month 6 days
Share-based compensation		$ 2,259,000	14,075,000		815,000	6,853,000							2,741,000	$ 2,741,000										992,000										4,112,000
Weighted-average fair value of options granted						4,112,000										550	3,771,000		3,935,000								661,000	992,000			3,935,000		3,771,000
Weighted-average fair value of options vested															2,741,000
Percentage of options granted																		0.724%			0.724%		0.61%		0.61%	0.61%					2.198%
Percentage of options settled							1.285%	0.436%																	0.61%
Shares issued to settle options																						229,550							418,268	418,266
Percentage of options for which exercised price is modified from RMB to US$																													0.288%	0.913%
Reversal of Share-based compensation				29,000	177,000
Shares issued, exchanging of 3GUU BVI with ordinary shares of the Company																						15,917.82
Shares approved for issuance																																															30,394,955
Share Option Scheme, contractual term																																												10 years
Granted, contractual life																																								5 years	5 years							5 years
Share options description																																								(i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.
Vesting percentage, on first anniversary date of grant/IPO Date																																					25.00%								25.00%	25.00%			25.00%
Vesting percentage, equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant																																													75.00%	75.00%			75.00%
Number of quarterly installments in which the remaining 75% of options vest																																								12	12							12
Grant date fair value of options granted	3.25																		4,269	3,547	2,952				2,523	1,883					2,895	3,722	3,722						0.95		0.95
Compensation cost for awards granted																																													3,568,000	22,230,000
Compensation cost of additional paid in capital																																			449,000	2,798,000						1,810,000	11,277,000
Dividend distribution to controlling parent company												371,000	2,313,000
Unrecognized share-based compensation cost		1,765,000	10,996,000																																652	4,060
Sharebased compensation, forfeitures weighted average period		1 year 9 months 15 days	1 year 9 months 15 days																																1 year 9 months	1 year 9 months
Granted, shares		2,498,000	2,498,000	1,220,000	1,220,000																																1,220,000	639,000
Restricted shares issuance subscription price																																					$ 0.001
Vesting percentage, upon the consummation of IPO																																					25.00%
Vesting percentage, on second anniversary of IPO Date																																					25.00%
Vesting percentage, on third anniversary of IPO Date																																					25.00%
Weighted-average fair value of restricted stock granted																																			$ 0.59	3.68
Sharebased compensation, total fair value of RSUs vested																																			$ 519,000	3,234,000